Annual Operating Expenses {- Fidelity® Equity Dividend Income Fund} - 11.30 Fidelity Equity Dividend Income Fund - Retail PRO-07 - Fidelity® Equity Dividend Income Fund - Fidelity Equity Dividend Income Fund-Retail Class
Jan. 29, 2022
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.58%